Average Annual Total Returns			6 Months Ended	12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				18.08%		2.12%	4.60%
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				15.56%		0.28%	3.07%
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				10.06%		0.38%	2.52%
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | J.P. Morgan Emerging Markets Bond Index (EMBI ® ) — Global Diversified (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				14.30%		1.78%	4.40%
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				15.34%		1.67%	4.30%
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.75%	9.37%
Performance Inception Date	Apr. 06, 2022
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				4.97%	8.84%
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.77%	7.26%
Neuberger Energy Transition & Infrastructure ETF (NBET) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%	13.67%
Neuberger Energy Transition & Infrastructure ETF (NBET) | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				9.76%	18.68%
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			9.60%	9.66%
Performance Inception Date	Jun. 24, 2024
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			6.32%	6.36%
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.95%	5.74%
Neuberger Flexible Credit Income ETF (NBFC) | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.06%	7.58%
Neuberger Flexible Credit Income ETF (NBFC) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.60%	7.30%
Neuberger Flexible Credit Income ETF (NBFC) | ICE BofA Global High Yield Constrained Index (USD-Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA Global High Yield Constrained Index (USD-Hedged) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.24%	8.45%
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				6.27%		3.02%	2.62%
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				4.10%		1.15%	1.22%
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.68%		1.13%	1.09%
Neuberger Short Duration Income ETF (NBSD) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				7.30%		(0.36%)	2.01%
Neuberger Short Duration Income ETF (NBSD) | Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				5.35%		1.97%	2.09%
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.90%		8.11%
Performance Inception Date	Dec. 17, 2024
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.51%		5.59%
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.23%		4.75%
Neuberger Total Return Bond ETF (NBTR) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.20%		7.30%